Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Sales and other income	$ 13,560,847	$ 17,519,219	$ 16,427,064
Costs and expenses	16,437,750	15,773,274	14,586,061
Net result	(2,876,903)	1,745,945	1,841,003
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Sales and other income	669,579	615,150	840,414
Costs and expenses	329,695	260,272	470,697
Net result	339,884	354,878	$ 369,717
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	43,959,482	41,119,684
Deer Park Refining Limited [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	43,959,482	41,119,684
Deer Park Refining Limited [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	18,651,754	11,654,678
Deer Park Refining Limited [member] | Equity instruments [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	25,307,728	29,465,006
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	3,554,650	3,140,289
Sierrita Gas Pipeline LLC [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	3,554,650	3,140,289
Sierrita Gas Pipeline LLC [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	207,241	86,014
Sierrita Gas Pipeline LLC [member] | Equity instruments [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	$ 3,347,409	$ 3,054,275